Stock-Based Compensation (Summary of Stock-based Compensation Expense Liability and Equity Classified Awards Included in Consolidated Statements of Operations) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense					$ 200.7	$ 253.7	$ 105.8
Operating Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense					23.3	20.2	7.7
Selling, General and Administrative Expenses [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense					177.4	233.5	98.1
Part A Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense					12.6
Part B Restricted Stock Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 6.0	$ 4.7	$ 22.4	$ 4.7	31.3
CII [Member] | Common Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense		$ 13.3		$ 109.8	156.4	253.3	104.9
CII [Member] | Preferred Units [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense					$ 0.4	$ 0.4	$ 0.9